Form N-1A Cover	Nov. 18, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Document Creation Date	Nov. 18, 2025
Registrant Name	Eubel Brady & Suttman Mutual Fund Trust
Document Effective Date	Nov. 28, 2025
Entity Central Index Key	0001606378
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Prospectus Date	Dec. 01, 2025